INCOME TAXES (Details Textual)	12 Months Ended
Dec. 31, 2008
Income Taxes Disclosure [Line Items]
Corporate Income Tax Rate	25.00%
Standard Rate [Member]
Income Taxes Disclosure [Line Items]
Enterprise Income Tax Rate	25.00%
Revised Rate [Member]
Income Taxes Disclosure [Line Items]
Enterprise Income Tax Rate	33.00%